Condensed Consolidated Statements of Changes in Stockholders’ Deficit (unaudited) - USD ($)	Series A Convertible Redeemable Preferred Stock	Series B Convertible Redeemable Preferred Stock	Special Voting Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2020			$ 20,405,219	$ 100	$ 94,088,323	$ (91,497)	$ (57,179,525)	$ 57,222,620
Balance at beginning (in Shares) at Dec. 31, 2020			2,667,349	995,062
Conversion of exchangeable shares to common stock			$ (18,039,181)	$ 12	18,039,169
Conversion of exchangeable shares to common stock (in Shares)			(2,358,063)	117,903
Settlement of convertible notes				$ 15	11,610,571			11,610,586
Settlement of convertible notes (in Shares)				154,706
Shares withheld for withholding taxes				$ (1)	(520,394)			(520,395)
Shares withheld for withholding taxes (in Shares)				(6,089)
Shares issued in connection with Viridian acquisition				$ 5	6,187,995			6,188,000
Shares issued in connection with Viridian acquisition (in Shares)				51,550
Shares issued in connection with asset purchase					300,000			300,000
Shares issued in connection with asset purchase (in Shares)				4,167
Shares issued (returned) in connection with 365 Cannabis acquisition				$ 18	11,996,043			11,996,061
Shares issued (returned) in connection with 365 Cannabis acquisition (in Shares)				178,572
Stock-based compensation					2,070,358			2,070,358
Shares issued in connection with the ATM offering program				$ 3	1,828,116			1,828,119
Shares issued in connection with the ATM offering program (in Shares)				27,819
Liabilities with shares				$ 1	430,024			430,025
Liabilities with shares (in Shares)				5,085
Restricted stock vesting				$ 2	(2)
Restricted stock vesting (in Shares)				21,386
Forfeitures of restricted shares
Forfeitures of restricted shares (in Shares)				(67)
Foreign currency translation adjustments						53,020		53,020
Unrealized gain (loss) on convertible notes						100,000		100,000
Net loss							(31,328,711)	(31,328,711)
Balance at ending at Dec. 31, 2021			$ 2,366,038	$ 155	146,030,203	61,523	(88,508,236)	59,949,683
Balance at ending (in Shares) at Dec. 31, 2021			309,286	1,550,094
Conversion of exchangeable shares to common stock			$ (18,620)		18,620
Conversion of exchangeable shares to common stock (in Shares)			(2,434)	122
Settlement of convertible notes				$ 17	3,299,983			3,300,000
Settlement of convertible notes (in Shares)				169,843
Shares withheld for withholding taxes					(5,615)			(5,615)
Shares withheld for withholding taxes (in Shares)				(222)
Shares returned in connection with acquisition				$ (1)	(939,999)			(940,000)
Shares returned in connection with acquisition (in Shares)				(13,988)
Stock-based compensation					316,855			316,855
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				2,174
Liabilities with shares					45,066			45,066
Liabilities with shares (in Shares)				732
Foreign currency translation adjustments						(33,800)		(33,800)
Unrealized gain (loss) on convertible notes						101,000		101,000
Net loss							(21,952,893)	(21,952,893)
Balance at ending at Mar. 31, 2022			$ 2,347,418	$ 171	148,765,113	128,723	(110,461,129)	40,780,296
Balance at ending (in Shares) at Mar. 31, 2022			306,852	1,708,755
Balance at beginning at Dec. 31, 2021			$ 2,366,038	$ 155	146,030,203	61,523	(88,508,236)	59,949,683
Balance at beginning (in Shares) at Dec. 31, 2021			309,286	1,550,094
Net loss								(53,822,928)
Balance at ending at Sep. 30, 2022			$ 2,227,619	$ 402	159,841,800	356,028	(142,331,164)	20,094,685
Balance at ending (in Shares) at Sep. 30, 2022			291,192	4,023,294
Balance at beginning at Dec. 31, 2021			$ 2,366,038	$ 155	146,030,203	61,523	(88,508,236)	59,949,683
Balance at beginning (in Shares) at Dec. 31, 2021			309,286	1,550,094
Conversion of exchangeable shares to common stock			$ (180,647)		180,647
Conversion of exchangeable shares to common stock (in Shares)			(23,614)	1,180
Settlement of convertible notes				$ 21	3,925,479			3,925,500
Settlement of convertible notes (in Shares)				207,427
Shares withheld for withholding taxes					(9,926)			(9,926)
Shares withheld for withholding taxes (in Shares)				(1,662)
Shares issued (returned) in connection with 365 Cannabis acquisition				$ (1)	(939,999)			(940,000)
Shares issued (returned) in connection with 365 Cannabis acquisition (in Shares)				(13,988)
Common shares and warrants issued in connection with unit offering				$ 217	9,178,744			9,178,961
Common shares and warrants issued in connection with unit offering (in Shares)				2,173,913
Stock-based compensation					843,693			843,693
Shares issued in connection with the ATM offering program				$ 64	1,854,501			1,854,565
Shares issued in connection with the ATM offering program (in Shares)				642,956
Issuance of convertible redeemable preferred stock, net of issue costs	$ 3,435,600	$ 858,900
Issuance of convertible redeemable preferred stock, net of issue costs (in Shares)	400,000	100,000
Deemed dividends related to convertible redeemable preferred stock	$ 764,400	$ 191,100			(955,500)			(955,500)
Deemed dividends related to convertible redeemable preferred stock (in Shares)
Redemption of convertible redeemable preferred stock	$ (4,200,000)	$ (1,050,000)
Redemption of convertible redeemable preferred stock (in Shares)	(400,000)	(100,000)
Liabilities with shares					49,529			49,529
Liabilities with shares (in Shares)				2,196
Restricted stock vesting				$ 2	49,998			50,000
Restricted stock vesting (in Shares)				20,282
Fractional share adjustment from stock split				$ 2	(2)
Fractional share adjustment from stock split (in Shares)				20,382
Foreign currency translation adjustments						40,577		40,577
Unrealized gain (loss) on convertible notes						245,000		245,000
Net loss							(79,057,610)	(79,057,610)
Balance at ending at Dec. 31, 2022			$ 2,185,391	$ 460	160,207,367	347,100	(167,565,846)	(4,825,528)
Balance at ending (in Shares) at Dec. 31, 2022			285,672	4,602,780
Balance at beginning at Mar. 31, 2022			$ 2,347,418	$ 171	148,765,113	128,723	(110,461,129)	40,780,296
Balance at beginning (in Shares) at Mar. 31, 2022			306,852	1,708,755
Conversion of exchangeable shares to common stock			$ (119,799)		119,799
Conversion of exchangeable shares to common stock (in Shares)			(15,660)	783
Settlement of convertible notes				$ 4	625,496			625,500
Settlement of convertible notes (in Shares)				37,584
Shares withheld for withholding taxes					(7,552)			(7,552)
Shares withheld for withholding taxes (in Shares)				(337)
Stock-based compensation					148,444			148,444
Issuance of common stock upon vesting of restricted stock units					25,000			25,000
Issuance of common stock upon vesting of restricted stock units (in Shares)				3,011
Shares issued in connection with the ATM offering program				$ 9	761,169			761,178
Shares issued in connection with the ATM offering program (in Shares)				90,809
Liabilities with shares					4,464			4,464
Liabilities with shares (in Shares)				732
Foreign currency translation adjustments						10,629		10,629
Unrealized gain (loss) on convertible notes						163,000		163,000
Net loss							(29,565,947)	(29,565,947)
Balance at ending at Jun. 30, 2022			$ 2,227,619	$ 184	150,441,933	302,352	(140,027,076)	12,945,012
Balance at ending (in Shares) at Jun. 30, 2022			291,192	1,841,337
Common shares and warrants issued in connection with unit offering				$ 217	9,178,744			9,178,961
Common shares and warrants issued in connection with unit offering (in Shares)				217,913
Stock-based compensation					196,124			196,124
Issuance of common stock upon vesting of restricted stock units				$ 1	24,999			25,000
Issuance of common stock upon vesting of restricted stock units (in Shares)				8,045
Foreign currency translation adjustments						27,676		27,676
Unrealized gain (loss) on convertible notes						26,000		26,000
Net loss							(2,304,088)	(2,304,088)
Balance at ending at Sep. 30, 2022			$ 2,227,619	$ 402	159,841,800	356,028	(142,331,164)	20,094,685
Balance at ending (in Shares) at Sep. 30, 2022			291,192	4,023,294
Balance at beginning at Dec. 31, 2022			$ 2,185,391	$ 460	160,207,367	347,100	(167,565,846)	(4,825,528)
Balance at beginning (in Shares) at Dec. 31, 2022			285,672	4,602,780
Conversion of exchangeable shares to common stock			$ (4,896)		4,896
Conversion of exchangeable shares to common stock (in Shares)			(640)	32
Settlement of convertible notes				$ 116	1,396,985			1,397,101
Settlement of convertible notes (in Shares)				1,164,251
Stock-based compensation					109,133			109,133
Issuance of common stock upon vesting of restricted stock units
Issuance of common stock upon vesting of restricted stock units (in Shares)				587
Foreign currency translation adjustments						20,429		20,429
Unrealized gain (loss) on convertible notes						(14,000)		(14,000)
Net loss							(2,474,628)	(2,474,628)
Balance at ending at Mar. 31, 2023			$ 2,180,495	$ 576	161,718,381	353,529	(170,040,474)	(5,787,493)
Balance at ending (in Shares) at Mar. 31, 2023			285,032	5,767,650
Balance at beginning at Dec. 31, 2022			$ 2,185,391	$ 460	160,207,367	347,100	(167,565,846)	(4,825,528)
Balance at beginning (in Shares) at Dec. 31, 2022			285,672	4,602,780
Net loss								(8,151,516)
Balance at ending at Sep. 30, 2023			$ 1,907,941	$ 1,000	164,314,084	295,274	(175,717,363)	(9,199,064)
Balance at ending (in Shares) at Sep. 30, 2023			249,504	10,002,018
Balance at beginning at Mar. 31, 2023			$ 2,180,495	$ 576	161,718,381	353,529	(170,040,474)	(5,787,493)
Balance at beginning (in Shares) at Mar. 31, 2023			285,032	5,767,650
Conversion of exchangeable shares to common stock			$ (250,981)	$ 1	250,980
Conversion of exchangeable shares to common stock (in Shares)			(32,808)	1,640
Settlement of convertible notes				$ 23	114,977			115,000
Settlement of convertible notes (in Shares)				230,000
Stock-based compensation					108,477			108,477
Shares issued in a private placement offering				$ 100	499,900			500,000
Shares issued in a private placement offering (in Shares)				1,000,000
Foreign currency translation adjustments						8,574		8,574
Unrealized gain (loss) on convertible notes						(25,000)		(25,000)
Net loss							(3,081,951)	(3,081,951)
Balance at ending at Jun. 30, 2023			$ 1,929,514	$ 700	162,692,715	337,103	(173,122,425)	(8,162,393)
Balance at ending (in Shares) at Jun. 30, 2023			252,224	6,999,290
Conversion of exchangeable shares to common stock			$ (2,157)		21,573
Conversion of exchangeable shares to common stock (in Shares)			(2,720)	141
Settlement of convertible notes				$ 300	1,499,700			1,500,000
Settlement of convertible notes (in Shares)				3,000,000
Stock-based compensation					100,096			100,096
Issuance of common stock upon vesting of restricted stock units (in Shares)				2,587
Foreign currency translation adjustments						(38,829)		(38,829)
Unrealized gain (loss) on convertible notes						(3,000)		(3,000)
Net loss							(2,594,938)	(2,594,938)
Balance at ending at Sep. 30, 2023			$ 1,907,941	$ 1,000	$ 164,314,084	$ 295,274	$ (175,717,363)	$ (9,199,064)
Balance at ending (in Shares) at Sep. 30, 2023			249,504	10,002,018